Commitments, Contingent Liabilities and Litigation (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Commitments, Contingent Liabilities and Litigation
Rental expense relating to operating leases	$ 78.8	$ 80.3	$ 84.7
Income from insurance proceeds released from escrow		27.2
Insurance policies recognized in litigation (recoveries)/charges		25.7
Accrued interest income recognized as interest expense, net		1.5
Gain related to antitrust litigation settlement		$ 40.8